Schedule of Investments
December 31, 2020 (unaudited)
Forester Value Fund Class I

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 78.77%

Basic Materials - 2.08%
Newmont Goldcorp Corp.			2,236		133,914

Consumer Discretionary - 1.95%
EBay, Inc.			2,500		125,625

Consumer Staples - 13.36%
Conagra Brands, Inc.			5,560		201,606
General Mills, Inc.			3,330		195,804
JM Smucker Co.			1,240		143,344
The Kroger Co.			4,620		146,731
Tyson Foods, Inc. Class A			2,700		173,988

					861,473

Energy - 4.29%
Chevron Corp.			1,400		118,230
Exxon Mobil Corp.			1,490		61,418
Pioneer Natural Resources			850		96,806

					276,454

Financials - 12.90%
Allstate Corp.			1,680		184,682
Aon Corp.			1,100		232,397
Travelers Companies, Inc.			1,640		230,207
US Bancorp, Inc.			3,960		184,496

					831,782

Health Care - 18.30%
AbbVie, Inc.			1,300		139,295
Bristol Myers Squibb Co.			2,600		161,278
Cardinal Health, Inc.			1,920		102,835
Cigna Corp. (2)			770		160,298
CVS Health Corp.			3,100		211,730
Johnson & Johnson			1,100		173,118
UnitedHealth Group, Inc.			620		217,422
Viatris, Inc. (2)			769		14,411

					1,180,387

Industrial Goods - 5.89%
3M Co.			1,000		174,790
Quanta Services, Inc.			2,850		205,257

					380,047

Technology - 9.09%
International Business Machines Corp.			1,300		163,644
Microsoft Corp.			870		193,505
Oracle Corp.			3,540		229,003

					586,152

Telecommunications - 2.21%
AT&T, Inc.			4,960		142,650

Utilities - 8.71%
DTE Energy Co.			1,180		143,264
Exelon Corp.			2,800		118,216
FirstEnergy Corp.			4,200		128,562
Southern Co.			2,800		172,004

					562,046

Total Common Stock			(Cost $ 3,117,393)		5,080,530

U.S. Government Obligations - 11.63%

U.S. Government Treasury Bill, 0.000%, 02/25/2021			750,000		749,927

Total U.S. Government Obligations			(Cost $ 749,969)		749,927

Money Market Registered Investment Companies - 2.70%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio -.01% (4)			174,137		174,137

Total Money Market Registered Investment Companies			(Cost $ 174,137)		174,137

Total Investments - 94.98%			(Cost $ 4,041,499)		6,125,794

Other Assets less Liabilities - 5.02%					324,065

Total Net Assets - 100.00%					6,449,859

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Call Options
S&P 500 Index, March 19, 2021 Put @ $3,300.00	30	3/19/2021	9,900,000		121,200

Total Options	30		(Cost $ 189,736)		121,200

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$6,125,794	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$6,125,794		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the coupon rate shown represents the yield at at December 31, 2020.
(5) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.